Cover Page	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	S-11/A
Amendment Flag	false
Entity Registrant Name	NewLake Capital Partners, Inc.
Entity Central Index Key	0001854964
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false